ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable and the allowance for doubtful debt

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	1,897,111	1,903,458
Notes receivable	1,151	873
Allowance for doubtful debt	(134,569)	(188,356)
	1,763,693	1,715,975

Schedule of analysis of the allowance for doubtful debt

As of December 31, 2022 and 2023, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	68,921	99,620	134,569
Additional due to business combination	16,256	—	—
Additional provision charged to expense	14,990	34,949	54,512
Write-off of accounts receivable	(547)	—	(725)
Balance at the end of the year	99,620	134,569	188,356